Financial Instruments - Financing Receivables, allowance for credit losses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) floating_storage_unit projects vessel lease loan equityaccountedjointventures	Dec. 31, 2021 USD ($) lease loan equityaccountedjointventures	Dec. 31, 2020 USD ($)	Sep. 20, 2022	Jan. 01, 2020 USD ($) projects	Sep. 30, 2018	Dec. 31, 2017	Dec. 01, 2015
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss	$ 26,200	$ 34,000	$ 30,177		$ 15,055
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	(21,700)	3,400	18,600
Net Investment in Lease, Allowance for Credit Loss		34,000
Total credit loss provision	67,000	98,100	91,920		$ 57,200
Direct Financing Lease, Net Investment in Lease, Credit Loss Expense (Reversal)	(7,800)	3,800	15,100
Total allowance for credit loss period increase (decrease)	$ (31,100)	$ 6,180	34,720
Number of LNG projects | projects	1				2
Number of loans to equity-accounted joint ventures | loan	1	2
Number of vessels | lease	9
Number of direct financing and sales-type leases | lease	3	3
Number of equity-accounted joint ventures | equityaccountedjointventures	3	4
LNG segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Credit Loss Expense (Reversal)	$ (7,800)	$ 3,823	15,122
Number of vessels | vessel	51
LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | lease	9	9
Sales-Type or Direct Financing | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	14
Angola Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)	33.00%
Excalibur Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	0
Ownership percentage (in percentage)	50.00%
Excalibur Joint Venture | Exmar NV [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)				50.00%
RasGas 3 Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	4
Ownership percentage (in percentage)	40.00%
Yamal LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	6
Ownership percentage (in percentage)	50.00%
Yamal LNG Joint Venture | China LNG
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)	50.00%
Yamal LNG Joint Venture | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	6
Bahrain LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of LNG projects | projects					1
Number of vessels | vessel	0
Ownership percentage (in percentage)	30.00%						30.00%	30.00%
Exmar LPG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	19
Ownership percentage (in percentage)	50.00%
Pan Union Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	4
Pan Union Joint Venture | Sales-Type or Direct Financing | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	4
Bahrain LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of charter contract (in years)	20 years
Bahrain Spirit
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of charter contract (in years)	21 years					21 years
Number of vessels | floating_storage_unit	1
Financial Guarantee
Financing Receivable, Allowance for Credit Loss [Line Items]
Off-Balance Sheet, Credit Loss, Liability	$ 1,300	$ 1,700	2,080		$ 2,139
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	(400)	(380)	(59)
Loans Receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss	2,900	4,100	4,726		3,714
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)	$ (1,200)	(626)	1,012
Number of loans to equity-accounted joint ventures | loan	2
Loans Receivable | Exmar LPG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Accounts and Financing Receivable, after Allowance for Credit Loss	$ 0
Equity Method Investments
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	(21,700)	3,363	18,645
Net Investment in Lease, Allowance for Credit Loss	$ 36,600	$ 58,300	$ 54,937		$ 36,292
Equity Method Investments | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel	43